Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Cash used in operating activities (Note 22)	$ (371,721)	$ (294,276)
INVESTING ACTIVITIES
Proceeds from sale of discontinued operations		6,442
Purchase of short-term investments	(20,657)	(80,844)
Purchase of long-term investments	(27,084)	(53,109)
Purchase of other long-term investments	(160,000)	(94,999)
Proceeds from redemption of short-term investments	118,950	15,000
Proceeds from sale of long-term investments	14,000	3,900
Dividends received from long-term investments	31,199
Proceeds from redemption of other long-term investments	45,230	30,254
Proceeds from redemption of note receivable	102,995
Expenditures on property, plant and equipment	(2,628,086)	(675,198)
Proceeds from sale of property, plant and equipment	1,285
Increase in environmental bonds	(1,842)	(18,889)
(Expenditures on) proceeds from other assets	(19,207)	1,027
Cash used in investing activities	(2,543,217)	(866,416)
FINANCING ACTIVITIES
Issue of share capital	2,212,145	785,203
Proceeds from interim funding facility (Note 16)	400,655
Repayment of credit facilities	(8,672)	(3,244)
Noncontrolling interests' reduction of investment in subsidiaries	(33,053)	(10,387)
Noncontrolling interests' investment in subsidiaries	89,893	655,417
Cash provided by financing activities	2,660,968	1,426,989
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(12,007)	31,911
NET CASH (OUTFLOW) INFLOW	(265,977)	298,208
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,264,031	965,823
CASH AND CASH EQUIVALENTS, END OF YEAR	998,054	1,264,031
CASH AND CASH EQUIVALENTS IS COMPRISED OF:
Cash on hand and demand deposits	557,105	790,202
Short-term money market instruments	440,949	473,829
Cash and cash equivalents	$ 998,054	$ 1,264,031